Notes Payable - Minimum Future Payments Due on Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 18,323
2016	138,199
2017	62,195
2018	328,320
2019	152,885
Thereafter	215,081
Total	$ 915,003	$ 882,988